Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 61,008	$ 28,478
Restricted cash and cash equivalents	50,587	51,992
Marketable securities	85,051	85,116
Restricted marketable securities	83,625	70,877
Accounts receivable, less allowance for doubtful accounts of $3,713 and $3,942, respectively	69,635	77,049
Inventories	7,419	7,853
Prepaid expenses and other assets	1,082	1,251
Federal income tax receivable	3,779
Total current assets	362,186	322,616
Property and Equipment:
Property and equipment, at cost	659,523	640,150
Accumulated depreciation and amortization	(229,872)	(203,758)
Net property and equipment	429,651	436,392
Other Assets:
Deposits	397	302
Goodwill	20,320	20,320
Notes receivable	22,449	23,671
Deferred income taxes	10,167	12,000
Investments in limited liability companies and other	20,502	14,204
Total other assets	73,835	70,497
Total assets	865,672	829,505
Current Liabilities:
Trade accounts payable	9,834	10,947
Accrued payroll	54,063	52,055
Amounts due to third party payors	16,807	17,667
Accrued risk reserves	98,732	105,549
Deferred income taxes	14,526	14,186
Other current liabilities	15,583	17,895
Dividends payable	6,362	5,997
Total current liabilities	215,907	224,296
Long-Term Debt, less Current Portion	10,000	10,000
Other Noncurrent Liabilities	16,244	18,861
Deferred Lease Credits		1,212
Deferred Revenue	11,785	13,990
Commitments, Contingencies and Guarantees
Stockholders’ Equity:
Series A Convertible Preferred Stock; $.01 par value; 25,000,000 shares authorized; 10,838,490 and 10,840,608 shares, respectively, issued and outstanding; stated at liquidation value of $15.75 per share	170,515	170,548
Common stock, $.01 par value; 30,000,000 shares authorized; 13,862,738 and 13,637,258 shares, respectively, issued and outstanding	138	136
Capital in excess of par value	139,183	128,061
Retained earnings	265,198	226,114
Unrealized gains on marketable securities, net of taxes	36,702	36,287
Total stockholders’ equity	611,736	561,146
Total liabilities and stockholders’ equity	$ 865,672	$ 829,505